INVESTMENTS - Tuniu (Details) - Tuniu $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2016 CNY (¥)
INVESTMENTS
Percentage of equity interest acquired	4.00%			4.00%	4.00%	4.00%
Payments made for investment	$ 50	¥ 300		$ 50	¥ 300
Fair value of available-for-sale investment	$ 35					¥ 233
Increase (decrease) in fair value of the investment credited to other comprehensive income | ¥			¥ 100
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INVESTMENTS
Closing stock price (in dollars per share) | $ / shares	$ 8.43